Supplemental Condensed Consolidating Financial Information (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ 1,133	$ 924	$ 438
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	457	426	415
Intercompany activity
Other, net	(7)	(57)	(28)
Net cash provided by operating activities	1,185	994	1,402
Investing activities:
Expenditures for property, plant and equipment	(556)	(408)	(301)
Expenditures for equipment on operating leases	(476)	(396)	(365)
Withdrawals from Fiat subsidiaries' cash management pools			462
(Deposits in) Withdrawals from Fiat subsidiaries' cash management pools	(57)	(2,419)
Other, net	8	21	24
Net cash used by investing activities	(2,002)	(3,550)	(46)
Financing activities:
Dividends paid	(261)	(1)
Other, net	54	2	1
Net cash provided by financing activities	804	1,069	946
Other, net	(34)	(76)	53
Increase (decrease) in cash and cash equivalents	(47)	(1,563)	2,355
Cash and cash equivalents, beginning of year	2,055	3,618	1,263
Cash and cash equivalents, end of year	2,008	2,055	3,618
CNH Global N.V [Member]
Operating activities:
Net income (loss)	1,142	939	452
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization
Intercompany activity	(702)	(26)	35
Changes in operating assets and liabilities	(27)	(18)	33
Other, net	(1,048)	(19)	(502)
Net cash provided by operating activities	(635)	876	18
Investing activities:
Expenditures for property, plant and equipment
Expenditures for equipment on operating leases
Net (additions) collections from retail receivables and related securitizations
Withdrawals from Fiat subsidiaries' cash management pools	344	(393)
(Deposits in) Withdrawals from Fiat subsidiaries' cash management pools			(20)
Other, net	(29)	(1,630)	(10)
Net cash used by investing activities	315	(2,023)	(30)
Financing activities:
Intercompany activity	239	715	(954)
Net (decrease) increase in indebtedness	(227)	(101)	(28)
Dividends paid	(259)
Other, net	70	34	2,095
Net cash provided by financing activities	(177)	648	1,113
Other, net
Increase (decrease) in cash and cash equivalents	(497)	(499)	1,101
Cash and cash equivalents, beginning of year	602	1,101
Cash and cash equivalents, end of year	105	602	1,101
Case New Holland Inc [Member]
Operating activities:
Net income (loss)	513	520	354
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization
Intercompany activity	(562)	59	83
Changes in operating assets and liabilities	368	(312)	(98)
Other, net	(659)	(619)	(639)
Net cash provided by operating activities	(340)	(352)	(300)
Investing activities:
Expenditures for property, plant and equipment
Expenditures for equipment on operating leases
Net (additions) collections from retail receivables and related securitizations
Withdrawals from Fiat subsidiaries' cash management pools
Other, net
Net cash used by investing activities
Financing activities:
Intercompany activity	538	186	2,905
Net (decrease) increase in indebtedness		73	167
Dividends paid		(799)
Other, net	2		(1,880)
Net cash provided by financing activities	540	(540)	1,192
Other, net
Increase (decrease) in cash and cash equivalents	200	(892)	892
Cash and cash equivalents, beginning of year		892
Cash and cash equivalents, end of year	200		892
Guarantor Subsidiaries [Member]
Operating activities:
Net income (loss)	1,268	1,070	678
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	175	175	173
Intercompany activity	536	93	(36)
Changes in operating assets and liabilities	(354)	219	569
Other, net	(288)	315	(121)
Net cash provided by operating activities	1,337	1,872	1,263
Investing activities:
Expenditures for property, plant and equipment	(252)	(192)	(175)
Expenditures for equipment on operating leases	(7)	(2)
Net (additions) collections from retail receivables and related securitizations
Withdrawals from Fiat subsidiaries' cash management pools	266	(1,832)
(Deposits in) Withdrawals from Fiat subsidiaries' cash management pools			434
Other, net	(387)	(454)	1
Net cash used by investing activities	(380)	(2,480)	260
Financing activities:
Intercompany activity	(767)	3	(1,667)
Net (decrease) increase in indebtedness	6	(2)	(47)
Dividends paid	(257)	(354)
Other, net		897	294
Net cash provided by financing activities	(1,018)	544	(1,420)
Other, net	1		16
Increase (decrease) in cash and cash equivalents	(60)	(64)	119
Cash and cash equivalents, beginning of year	92	156	37
Cash and cash equivalents, end of year	32	92	156
All other subsidiaries [Member]
Operating activities:
Net income (loss)	660	434	296
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	282	251	242
Intercompany activity	728	(126)	(82)
Changes in operating assets and liabilities	(387)	(285)	152
Other, net	186	(78)	(187)
Net cash provided by operating activities	1,469	196	421
Investing activities:
Expenditures for property, plant and equipment	(304)	(216)	(126)
Expenditures for equipment on operating leases	(469)	(394)	(365)
Net (additions) collections from retail receivables and related securitizations	(1,261)	(455)	101
Withdrawals from Fiat subsidiaries' cash management pools	(667)	(194)
(Deposits in) Withdrawals from Fiat subsidiaries' cash management pools			48
Other, net	281	(562)	66
Net cash used by investing activities	(2,420)	(1,821)	(276)
Financing activities:
Intercompany activity	(10)	(904)	(284)
Net (decrease) increase in indebtedness	1,232	1,098	853
Dividends paid	(391)	(445)
Other, net	465	1,844	(508)
Net cash provided by financing activities	1,296	1,593	61
Other, net	(35)	(76)	37
Increase (decrease) in cash and cash equivalents	310	(108)	243
Cash and cash equivalents, beginning of year	1,361	1,469	1,226
Cash and cash equivalents, end of year	1,671	1,361	1,469
Eliminations [Member]
Operating activities:
Net income (loss)	(2,450)	(2,039)	(1,342)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization
Intercompany activity
Changes in operating assets and liabilities
Other, net	1,804	441	1,342
Net cash provided by operating activities	(646)	(1,598)
Investing activities:
Expenditures for property, plant and equipment
Expenditures for equipment on operating leases
Net (additions) collections from retail receivables and related securitizations
Withdrawals from Fiat subsidiaries' cash management pools
(Deposits in) Withdrawals from Fiat subsidiaries' cash management pools
Other, net	483	2,774
Net cash used by investing activities	483	2,774
Financing activities:
Intercompany activity
Net (decrease) increase in indebtedness
Dividends paid	646	1,598
Other, net	(483)	(2,774)
Net cash provided by financing activities	163	(1,176)
Other, net
Increase (decrease) in cash and cash equivalents
Cash and cash equivalents, beginning of year
Cash and cash equivalents, end of year
Consolidated [Member]
Operating activities:
Net income (loss)	1,133	924	438
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	457	426	415
Intercompany activity
Changes in operating assets and liabilities	(400)	(396)	656
Other, net	(5)	40	(107)
Net cash provided by operating activities	1,185	994	1,402
Investing activities:
Expenditures for property, plant and equipment	(556)	(408)	(301)
Expenditures for equipment on operating leases	(476)	(396)	(365)
Net (additions) collections from retail receivables and related securitizations	(1,261)	(455)	101
Withdrawals from Fiat subsidiaries' cash management pools	(57)	(2,419)
(Deposits in) Withdrawals from Fiat subsidiaries' cash management pools			462
Other, net	348	128	57
Net cash used by investing activities	(2,002)	(3,550)	(46)
Financing activities:
Intercompany activity
Net (decrease) increase in indebtedness	1,011	1,068	945
Dividends paid	(261)
Other, net	54	1	1
Net cash provided by financing activities	804	1,069	946
Other, net	(34)	(76)	53
Increase (decrease) in cash and cash equivalents	(47)	(1,563)	2,355
Cash and cash equivalents, beginning of year	2,055	3,618	1,263
Cash and cash equivalents, end of year	$ 2,008	$ 2,055	$ 3,618